STOCK OPTION PLANS (Details - Warrant assumptions) - Warrant [Member]	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	133.65 - 191.56	144.81
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Risk-free interest rate	1.62 - 4.06	0.81
Expected life (in years)	3 - 5	5